Business Combinations, 2022 Acquisitions (FY) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Northern Arizona Hematology and Oncology [Member] | Maximum [Member]
Asset Acquisitions [Abstract]
Aggregate purchase price	$ 0.1	$ 0.1